GraniteShares ETF Trust

Consolidated Schedule of Investments

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF

March 31, 2022 (Unaudited)

	Principal
Investments	Amount	Value
UNITED STATES TREASURY OBLIGATIONS - 85.96%(a)
United States Treasury Bill, 0.006% , 04/07/2022	$15,000,000	$14,999,648
United States Treasury Bill, 0.016% , 04/14/2022	15,000,000	14,999,130
United States Treasury Bill, 0.039% , 04/21/2022	20,000,000	19,998,640
United States Treasury Bill, 0.049% , 04/28/2022	30,000,000	29,997,074
United States Treasury Bill, 0.078% , 05/05/2022	20,000,000	19,996,720
United States Treasury Bill, 0.106% , 05/10/2022	30,000,000	29,993,654
United States Treasury Bill, 0.114% , 05/12/2022	25,000,000	24,994,450
United States Treasury Bill, 0.121% , 05/17/2022	20,000,000	19,994,250
United States Treasury Bill, 0.205% , 05/24/2022	20,000,000	19,991,530
United States Treasury Bill, 0.224% , 05/31/2022	35,000,000	34,980,173
United States Cash Management Bill, 0.258% , 06/07/2022	25,000,000	24,983,950
United States Cash Management Bill, 0.289% , 06/14/2022	25,000,000	24,979,700
United States Treasury Bill, 0.284% , 06/16/2022	15,000,000	14,987,063
United States Cash Management Bill, 0.335% , 06/21/2022	25,000,000	24,973,838

TOTAL UNITED STATES TREASURY OBLIGATIONS
(Cost $319,862,174)		319,869,820

TOTAL INVESTMENTS - 85.96%
(Cost $319,862,174)		$319,869,820

Other Assets In Excess Of Liabilities - 14.04%		52,238,062	(b)

NET ASSETS (100.00%)		$372,107,882

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	A portion or all of the security is owned by GraniteShares BCOM Cayman Limited, a wholly-owned subsidiary of the Fund. See Note 1.
(c)	Includes cash which is being held as collateral for futures contracts.

At March 31, 2022, open futures contracts were as follows:

Description	Number of Contracts	Expiration Date	Contract Type	Notional Amount	Value/Unrealized Appreciation	Value/Unrealized Depreciation
Brent Crude(a)	258	05/31/22	Long	$26,504,340	–	$(1,685,080)
Coffee ‘C’ Future(a)	95	05/18/22	Long	8,065,500	–	(803,063)
Copper(a)	151	05/26/22	Long	17,935,025	693,400	–
Corn Future(a)	563	05/13/22	Long	21,077,313	2,710,838	–
COTTON NO.2 FUTR May22(a)	80	05/06/22	Long	5,427,600	512,685	–
E-mini Gold(a)	1	05/26/22	Long	97,700	–	(1,913)
Gasoline RBOB(a)	68	04/29/22	Long	8,998,970	919,417	–
Gold 100 Oz Future(a)	254	06/28/22	Long	49,631,599	–	(1,321,420)
Heating Oil Future(a)	61	04/29/22	Long	8,610,626	1,531,883	–
KC Hard Red Winter Wheat(a)	131	05/13/22	Long	6,744,863	1,212,013	–
LEAN HOGS FUTURE Jun22(a)	161	06/14/22	Long	7,768,250	387,650	–
Live Cattle Future(a)	198	06/30/22	Long	10,860,300	266,690	–
LME Nickel(a)	67	05/16/22	Long	12,902,190	3,399,540	–
LME Primary Aluminum(a)	177	05/16/22	Long	15,430,462	1,071,756	–
LME Zinc(a)	106	05/16/22	Long	11,136,625	1,417,394	–
Low Sulphur Gasoil(a)	114	05/12/22	Long	11,491,200	2,336,775	–
Natural Gas(a)	658	04/27/22	Long	37,124,359	9,648,819	–
Silver(a)	130	05/26/22	Long	16,336,450	1,001,225	–
Soybean(a)	253	05/13/22	Long	20,470,863	336,888	–
Soybean Meal(a)	260	05/13/22	Long	12,155,000	334,510	–
Soybean Oil(a)	273	05/13/22	Long	11,456,172	704,310	–
Sugar #11(a)	417	04/29/22	Long	9,102,610	724,058	–
Wheat Future(a)	232	05/13/22	Long	11,669,600	2,003,462	–
WTI Crude(a)	310	04/20/22	Long	31,086,800	3,175,060	–
Total Futures Contracts					$34,388,373	(3,811,476)
Net Unrealized Appreciation					$30,576,897	–

(a)	A portion or all of the security is owned by GraniteShares BCOM Cayman Limited, a wholly-owned subsidiary of the Fund. See Note 1.

Commodity Broad Strategy No K-1 Cayman Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$319,869,820	$–	$–	$319,869,820
Total	$319,869,820	$–	$–	$319,869,820

Other Financial Instruments
Assets
Futures Contracts	$34,388,373	$–	$–	$34,388,373
Liabilities
Futures Contracts	$(3,811,476)	$–	$–	$(3,811,476)
Total	$30,576,897	$–	$–	$30,576,897

GraniteShares ETF Trust

Notes to Quarterly Schedules of Investments

March 31, 2022 (Unaudited)

1.	FAIR VALUE MEASUREMENT

The Financial Accounting Standards Board (FASB) established a framework for measuring fair value in accordance with U.S. GAAP. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the exchange traded fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The hierarchy classification of inputs used to value each Fund’s investments is disclosed at the end of the Fund’s Schedule of Investments.

2.	CONSOLIDATED SUBSIDIARY

The GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF invests in certain commodity-related investments through GraniteShares BCOM Cayman Limited, a wholly-owned subsidiary (the “Subsidiary”).

The following table reflects the net assets of the Subsidiary as a percentage of the GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF’s net assets at March 31, 2022:

Fund	Wholly Owned Subsidiary	Value	Percentage of Fund’s Net Assets
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF	GraniteShares BCOM Cayman Limited	$67,639,500	18.2%